CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
Schedule of balance recorded in Statement of Loss
Continuity	Debt Host	Derivative on Notes	Total
Recognition on issue date	$2,234	$17,866	$20,100
Transaction costs	(22)	–	(22)
Interest accretion	26	–	26
Interest accrued	(15)	–	(15)
Gain on change in fair value	–	(1,179)	(1,179)
Exchange difference	(26)	-	(26)
As at December 31, 2023	$2,197	$16,687	$18,884

Summary of fair value of conversion option
Input/Assumption	Issue Date	December 31, 2023
Share price on valuation date	US$0.34	US$0.32
Volatility	95.8232%	95.4459%
Strike price on conversion	US$0.3557	US$0.3557
Time to expiration	3653 days	3640 days
Risk free interest rate	5.221%	5.153%
Dividend Yield	Nil%	Nil%